Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Target Volatility Portfolio
March 31, 2025
VIPTV-NPRT1-0525
1.955029.112
Alternative Funds - 2.0%
	Shares	Value ($)
Fidelity Hedged Equity Fund (a) (Cost $3,175,373)	263,370	3,339,529

Bond Funds - 32.6%
	Shares	Value ($)
Fidelity Long-Term Treasury Bond Index Fund (a)	37,772	359,587
Fidelity Total Bond Fund (a)	4,731,893	45,236,893
Fidelity U.S. Bond Index Fund (a)	731,963	7,619,730
SPDR Bloomberg 1-10 Year TIPS ETF (b)	59,925	1,149,961
TOTAL BOND FUNDS (Cost $54,125,915)		54,366,171

Domestic Equity Funds - 33.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (a)	41,156	1,645,005
Fidelity Contrafund (a)	86,344	1,728,602
Fidelity Enhanced Large Cap Core ETF (a)	63,435	1,978,538
Fidelity Fundamental Small-Mid Cap ETF (a)	70,759	1,785,957
Fidelity Stock Selector Small Cap Fund (a)	111,880	3,789,387
Fidelity U.S. Low Volatility Equity Fund (a)	2,394	29,595
VIP Stock Selector Portfolio - Investor Class (a)	3,725,970	42,587,842
VIP Value Strategies Portfolio - Investor Class (a)	158,658	2,199,004
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,503,212)		55,743,930

International Equity Funds - 29.9%
	Shares	Value ($)
Fidelity Canada Fund (a)	21,219	1,420,614
Fidelity Emerging Markets Fund (a)	354,703	13,347,483
Fidelity Enhanced International ETF (a)(b)	506,540	15,074,630
Fidelity International Value Fund (a)	502,678	5,755,660
Fidelity Japan Smaller Companies Fund (a)	117,662	1,887,292
Fidelity Overseas Fund (a)	166,247	11,082,046
iShares Core MSCI Emerging Markets ETF (b)	25,356	1,368,463
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $41,790,681)		49,936,188

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	3,369,967	3,370,641
Fidelity Investments Money Market Government Portfolio - Institutional Class (a)(d)	4.27	1,855	1,855
Fidelity Securities Lending Cash Central Fund (c)(e)	4.32	924,258	924,350
TOTAL MONEY MARKET FUNDS (Cost $4,296,845)			4,296,846

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $152,892,026)	167,682,664
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(941,815)
NET ASSETS - 100.0%	166,740,849

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Affiliated Fund
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,851	15,495,254	12,365,464	27,513	-	-	3,370,641	3,369,967	0.0%
Fidelity Securities Lending Cash Central Fund	1,667,250	61,506,675	62,249,575	43,767	-	-	924,350	924,258	0.0%
Total	1,908,101	77,001,929	74,615,039	71,280	-	-	4,294,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	1,906,688	-	-	-	(261,683)	1,645,005	41,156
Fidelity Canada Fund	1,574,312	5,731	190,400	-	4,081	26,890	1,420,614	21,219
Fidelity Contrafund	5,159,276	19,081	3,381,942	15,561	992,784	(1,060,597)	1,728,602	86,344
Fidelity Emerging Markets Fund	14,379,550	27,430	912,113	-	(74,540)	(72,844)	13,347,483	354,703
Fidelity Enhanced International ETF	19,223,291	376,584	6,207,451	111,439	248,115	1,434,091	15,074,630	506,540
Fidelity Enhanced Large Cap Core ETF	17,216,133	89,062	15,084,538	5,899	281,550	(523,669)	1,978,538	63,435
Fidelity Fundamental Small-Mid Cap ETF	-	1,905,190	-	3,184	-	(119,233)	1,785,957	70,759
Fidelity Hedged Equity Fund	3,471,214	-	-	-	-	(131,685)	3,339,529	263,370
Fidelity International Value Fund	5,690,079	21,427	711,318	-	103,950	651,522	5,755,660	502,678
Fidelity Investments Money Market Government Portfolio - Institutional Class	1,836	19	-	20	-	-	1,855	1,855
Fidelity Japan Smaller Companies Fund	1,835,521	-	-	-	-	51,771	1,887,292	117,662
Fidelity Long-Term Treasury Bond Index Fund	361,041	3,964	18,897	3,392	(3,027)	16,506	359,587	37,772
Fidelity Low-Priced Stock Fund	2,996,177	-	2,985,149	-	(168,934)	157,906	-	-
Fidelity Overseas Fund	11,529,837	37,181	1,234,195	-	17,215	732,008	11,082,046	166,247
Fidelity Stock Selector Small Cap Fund	-	4,431,303	261,233	-	(4,873)	(375,810)	3,789,387	111,880
Fidelity Total Bond Fund	33,606,729	12,884,181	1,884,688	390,344	(71,411)	702,082	45,236,893	4,731,893
Fidelity U.S. Bond Index Fund	500,944	7,161,433	89,388	15,673	323	46,418	7,619,730	731,963
Fidelity U.S. Low Volatility Equity Fund	213,490	5,969	196,826	-	39,571	(32,609)	29,595	2,394
VIP Stock Selector Portfolio - Investor Class	53,504,970	100,524	8,041,013	-	1,328,380	(4,305,019)	42,587,842	3,725,970
VIP Value Strategies Portfolio - Investor Class	-	2,576,180	149,326	46,199	(4,172)	(223,678)	2,199,004	158,658
	171,264,400	31,551,947	41,348,477	591,711	2,689,012	(3,287,633)	160,869,249

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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